SUBSEQUENT EVENTS (Details Narrative) - Cayson Acquisition Corp [Member] - HKD ($)	Mar. 23, 2026	Mar. 18, 2026	Mar. 23, 2027	Apr. 22, 2026	Mar. 19, 2026	Feb. 19, 2026	Feb. 18, 2026	Dec. 17, 2025	Sep. 17, 2025
Subsequent Event [Line Items]
Net tangible assets		$ 5,000,001
Continental deposited in Trust Account					$ 125,000			$ 600,000	$ 600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	2,541,908	2,541,908
Share Price	$ 10.83	$ 10.83
Stock Issued During Period, Value, Stock Options Exercised		$ 27,536,647
Merger Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount		750,000
Loaned amount		250,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Net tangible assets		$ 5,000,001
Continental deposited in Trust Account			$ 125,000			$ 125,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		2,541,908
Share Price		$ 10.83
Stock Issued During Period, Value, Stock Options Exercised		$ 27,536,646
Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount				$ 750,000			$ 750,000
Loaned amount				125,000			$ 125,000
Subsequent Event [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount				$ 125,000